18. SHARE CAPITAL: Schedule of Warrant transactions and the number of warrants outstanding (Details) - Warrant	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance | shares	595,340
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	41,037,711
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 1.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(5,587,215)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares	(694,836)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	$ 2.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance | shares	35,351,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.99